Business Combination Agreement with Helix and Recapitalization - Summary of Net Proceeds (Details) $ in Thousands	Apr. 05, 2022 USD ($)
Reverse Recapitalization [Abstract]
Investments held in Trust Account	$ 115,051
Less cash to cover redemptions of the Class A Ordinary Shares issued by Helix prior to the Closing Date	(80,842)
Plus PIPE investment	116,000
Less Helix transaction expense	(15,520)
of which accrued expenses	(5,798)
of which deferred IPO underwriting fee	(4,025)
of which other transaction expenses	(5,697)
Available Closing Date Cash	$ 134,689